LOANS AND OTHER FINANCING - Withdrawal of financial assets from its balance sheet (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LOANS AND OTHER FINANCING
Contractual amounts pending of collection of such withdrawn assets	$ 7,865,755	$ 15,387,785
Balance at the beginning of the year	15,387,785	21,164,081
Additions	12,639,953	14,815,066
Disposals	(9,711,831)	(6,320,836)
Cash collection	(1,924,172)	(2,129,966)
Portfolio sales	(528,944)	(1,040,168)
Condonation	(7,258,715)	(3,150,702)
Exchange differences and other movements	(10,450,132)	(14,270,525)
Gross carrying amount	$ 7,865,775	$ 15,387,785